Note 14: Financial Instruments	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Note 14: Financial Instruments

Note 14: Financial Instruments

We enter into derivative instruments for risk management purposes only, including derivatives designated as hedging instruments under the Derivatives and Hedging Topic of the FASB ASC and those utilized as economic hedges. We operate internationally and, in the normal course of business, are exposed to fluctuations in interest rates, foreign exchange rates and commodity prices. These fluctuations can increase the costs of financing, investing and operating the business. We have used derivative instruments, including swaps, forward contracts and options to manage certain foreign currency, interest rate and commodity price exposures.

By their nature, all financial instruments involve market and credit risks. We enter into derivative and other financial instruments with major investment grade financial institutions and have policies to monitor the credit risk of those counterparties. We limit counterparty exposure and concentration of risk by diversifying counterparties. While there can be no assurance, we do not anticipate any material non-performance by any of these counterparties.

Foreign Currency Forward Contracts. We manage our foreign currency transaction risks to acceptable limits through the use of derivatives that hedge forecasted cash flows associated with foreign currency transaction exposures which are accounted for as cash flow hedges, as deemed appropriate. To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, and otherwise meet the hedge accounting criteria of the Derivatives and Hedging Topic of the FASB ASC, changes in the derivatives' fair values are not included in current earnings but are included in “Accumulated other comprehensive loss”. These changes in fair value will subsequently be reclassified into earnings as a component of product sales or expenses, as applicable, when the forecasted transaction occurs. To the extent that a previously designated hedging transaction is no longer an effective hedge, any ineffectiveness measured in the hedging relationship is recorded currently in earnings in the period it occurs.

To the extent the hedge accounting criteria are not met, the foreign currency forward contracts are utilized as economic hedges and changes in the fair value of these contracts are recorded currently in earnings in the period in which they occur. These include hedges that are used to reduce exchange rate risks arising from the change in fair value of certain foreign currency denominated assets and liabilities (e.g. payables, receivables) and other economic hedges where the hedge accounting criteria were not met.

The four quarter rolling average of the notional amount of foreign exchange contracts hedging foreign currency transactions was $11.8 billion and $10.4 billion at December 31, 2012 and 2011, respectively.

Additional information pertaining to foreign exchange and hedging activities is included in Note 1.

We enter into transactions that are subject to enforceable master netting arrangements or other similar agreements with various counterparties. However, we have not elected to offset multiple contracts with a single counterparty and, as a result, the fair value of the derivative instruments in a loss position is not offset against the fair value of derivative instruments in a gain position.

The following table summarizes the fair value of derivative instruments as of December 31, 2012 and December 31, 2011 which consist solely of foreign exchange contracts:

	December 31, 2012		December 31, 2011
(Dollars in millions)	Derivatives designated as hedging instruments	Derivatives not designated as hedging instruments	Derivatives designated as hedging instruments	Derivatives not designated as hedging instruments
Balance Sheet Asset Locations:
Other assets, current	$48	$47	$69	$40
Other assets	30	3	3	2
	78	50	72	42
Total Asset Derivative Contracts		$128		$114

Balance Sheet Liability Locations:
Accrued liabilities	$10	$136	$81	$40
Other long-term liabilities	1	2	43	1
	11	138	124	41
Total Liability Derivative Contracts		$149		$165

The impact from foreign exchange derivative instruments that qualified as cash flow hedges for the period was as follows:

	December 31,
(Dollars in millions)	2012	2011
Gain (loss) recorded in Accumulated other comprehensive loss	$88	$(46)
Gain reclassified from Accumulated other comprehensive loss into Product sales (effective portion)	31	96

Assuming current market conditions continue, a $40 million pre-tax gain is expected to be reclassified from Accumulated other comprehensive loss into Product sales to reflect the fixed prices obtained from foreign exchange hedging within the next 12 months. At December 31, 2012, all derivative contracts accounted for as cash flow hedges mature by December 2015.

The effect on the Consolidated Statement of Operations from foreign exchange contracts not designated as hedging instruments was as follows:

	December 31,
(Dollars in millions)	2012	2011
Loss recognized in Other income, net	$(120)	$(39)

Fair Value Disclosure. As of January 1, 2012, we adopted the provisions of the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU clarifies many of the existing concepts for measuring fair value and does not result in a change in our application of the FASB ASC Topic “Fair Value Measurements and Disclosures.” The guidance includes enhanced disclosure requirements about recurring Level 3 fair value measurements for each class of assets and liabilities measured at fair value in the balance sheet, which has no impact on our financial statements or disclosures as there are presently no Level 3 fair value measurements in our Consolidated Balance Sheet. This ASU also requires additional disclosures for items that are not measured at fair value in the balance sheet but for which the fair value is required to be disclosed.

Valuation Hierarchy. The FASB ASC Topic “Fair Value Measurements and Disclosure” establishes a valuation hierarchy for disclosure of the inputs to the valuations used to measure fair value. This hierarchy prioritizes the inputs into three broad levels as follows: Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, including interest rates, yield curves and credit risks, or inputs that are derived principally from or corroborated by observable market data through correlation. Level 3 inputs are unobservable inputs based on our own assumptions used to measure assets and liabilities at fair value. A financial asset or liability's classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

The following table provides the assets and liabilities carried at fair value measured on a recurring basis as of December 31, 2012 and 2011:

(Dollars in millions)	Total Carrying Value at December 31, 2012	Quoted price in active markets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)
Recurring fair value measurements:
Available-for-sale securities	$781	$781	$-	$-
Derivative assets	128	-	128	-
Derivative liabilities	(149)	-	(149)	-

Nonrecurring fair value measurements:
Equity method investments	432	-	432	-
Business dispositions	84	-	84	-
During 2012, we recorded net gains on nonrecurring fair value measurements of approximately $157 million within Other income, net from UTC Climate, Controls & Security’s ongoing portfolio transformation efforts including the integration of the legacy UTC Fire & Security businesses with the legacy Carrier businesses. These net gains include approximately $357 million from the sales of controlling interests in manufacturing and distribution joint ventures in Asia and Canada, of which approximately $272 million was non-cash. These gains were partially offset by $168 million of other-than-temporary impairment charges related to business dispositions and a $32 million loss on the disposition of the U.S. UTC Fire & Security branch operations. In addition, we recorded a $34 million gain on the fair market measurement of the Company's previously held interest in Goodrich.

(Dollars in millions)	Total Carrying Value at December 31, 2011	Quoted price in active markets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)
Recurring fair value measurements:
Available-for-sale securities	$926	$926	$-	$-
Derivative assets	114	-	114	-
Derivative liabilities	(165)	-	(165)	-

Nonrecurring fair value measurements:
Equity method investment	13	13	-	-
During 2011, we recorded a non-cash other-than-temporary impairment charge of $66 million within Other income, net on an equity investment. The impairment charge recorded on our investment was determined by comparing the carrying value of our investment to the closing market value of the shares on the date the investment was deemed to be impaired.

Valuation Techniques. Our available-for-sale securities include equity investments that are traded in active markets, either domestically or internationally. They are measured at fair value using closing stock prices from active markets and are classified within Level 1 of the valuation hierarchy. Our derivative assets and liabilities include foreign exchange contracts and commodity derivatives that are measured at fair value using internal models based on observable market inputs such as forward rates, interest rates, our own credit risk and our counterparties' credit risks. Based on these inputs, the derivative assets and liabilities are classified within Level 2 of the valuation hierarchy. Based on our continued ability to trade securities and enter into forward contracts, we consider the markets for our fair value instruments to be active. As of December 31, 2012, there were no significant transfers in and out of Level 1 and Level 2.

As of December 31, 2012, there has not been any significant impact to the fair value of our derivative liabilities due to our own credit risk. Similarly, there has not been any significant adverse impact to our derivative assets based on our evaluation of our counterparties' credit risks.

The following table provides carrying amounts and fair values of financial instruments that are not carried at fair value at December 31, 2012 and 2011:

	December 31, 2012		December 31, 2011
(Dollars in millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Long-term receivables	$499	$464	$283	$276
Customer financing notes receivable	375	371	309	297
Short-term borrowings	(503)	(503)	(630)	(630)
Long-term debt (excluding capitalized leases)	(22,665)	(25,606)	(9,575)	(11,639)
Long-term liabilities	(182)	(167)	-	-

The following table provides the valuation hierarchy classification of assets and liabilities that are not carried at fair value in our Consolidated Balance Sheet as of December 31, 2012:

(Dollars in millions)	Total Fair Value at December 31, 2012	Quoted price in active markets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)
Long-term receivables	$464	$-	$464	$-
Customer financing notes receivable	371	-	371	-
Short-term borrowings	(503)	-	(320)	(183)
Long-term debt (excluding capitalized leases)	(25,606)	-	(25,548)	(58)
Long-term liabilities	(167)	-	(167)	-

Valuation Techniques. Our long-term receivables and customer financing notes receivable include our commercial and aerospace long-term trade, government and other receivables, leases, and notes receivable. Our long-term liabilities include our aerospace long-term customer payments. Our long-term receivables, customer financing notes receivable and long-term liabilities are measured at fair value using an income approach based on the present value of the contractual, promised or most likely cash flows discounted at observed or estimated market rates for comparable assets or liabilities that are traded in the market. Based on these inputs, long-term receivables, customer financing notes receivable and long-term liabilities are classified within Level 2 of the valuation hierarchy. Our short-term borrowings include commercial paper and other international credit facility agreements. Our long-term debt includes domestic and international notes. Commercial paper and domestic long-term notes are measured at fair values based on comparable transactions and current market interest rates quoted in active markets for similar assets, and are classified within Level 2 of the valuation hierarchy. Foreign short-term borrowings and foreign long-term notes are measured at fair value based on comparable transactions and rates calculated from the respective countries' yield curves. Based on these inputs, foreign borrowings and foreign long-term notes are classified within Level 3 of the valuation hierarchy. The fair values of Accounts receivable and Accounts payable approximate the carrying amounts due to the short-term maturities of these instruments.

We had commercial aerospace financing and other contractual commitments totaling approximately $10.9 billion at December 31, 2012, which now include approximately $5.8 billion of IAE commitments, related to commercial aircraft and certain contractual rights to provide product on new aircraft platforms. We had commercial aerospace financing and other contractual commitments of approximately $3.0 billion at December 31, 2011. Risks associated with changes in interest rates on these commitments are mitigated by the fact that interest rates are variable during the commitment term, and are set at the date of funding based on current market conditions, the fair value of the underlying collateral and the credit worthiness of the customers. As a result, the fair value of these financings is expected to equal the amounts funded. The fair value of the commitment itself is not readily determinable and is not considered significant.